Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Significant Accounting Policies (Textual)
Antidilutive shares	17,795,000	17,795,000
Recognized income tax	50.00%
Minimum [Member]
Significant Accounting Policies (Textual)
Shares issued		50,000
Straight-line basis of depreciation useful life	3 years
Maximum [Member]
Significant Accounting Policies (Textual)
Shares issued		7,090,381
Straight-line basis of depreciation useful life	5 years
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Textual)
Shares issued	1,933,740
Earnout Escrow Shares [Member]
Significant Accounting Policies (Textual)
Shares issued	3,876,481